                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

November 13, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Cash Reserves (the "Registrant")
           Reg. No. 33-23223; File No. 811-5582

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in
Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A,
which was filed electronically with the Securities and Exchange Commission on November 8,
2007.

                                                Sincerely,

                                                /s/ Kathleen T. Ives
                                                ------------------------------------
                                                Kathleen T. Ives
                                                Vice President & Senior Counsel
                                                (303) 768-3331
                                                kives@oppenheimerfunds.com

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Bell, Boyd & Lloyd
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann